Summary of income and share data used in the basic and diluted loss per share computations (Details)	12 Months Ended
	Mar. 31, 2024 $ / shares	Mar. 31, 2024 INR (₨) ₨ / shares shares	Mar. 31, 2023 INR (₨) ₨ / shares shares	Mar. 31, 2022 INR (₨) ₨ / shares shares
Loss Per Share
Loss attributable to ordinary shareholders - Basic | ₨		₨ (350,943)	₨ (289,242)	₨ (477,850)
Weighted average number of ordinary shares outstanding used in computing basic loss per share | shares		62,672,527	62,991,006	62,352,494
Basic loss per share | (per share)	$ (0.07)	₨ (5.60)	₨ (4.59)	₨ (7.66)
Loss attributable to ordinary shareholders-Dilutive | ₨		₨ (350,942)	₨ (289,242)	₨ (477,850)
Weighted average number of ordinary shares outstanding used in computing diluted loss per share | shares		62,672,527	62,991,006	62,352,494
Diluted loss per share | (per share)	$ (0.07)	₨ (5.60)	₨ (4.59)	₨ (7.66)